Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,558,664.83
Previously Paid Amount	0.00
Total Fee Amount	10,434.65
Total Offset Amount	0.00
Net Fee	$ 10,434.65